Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,579.93
Total Transaction Valuation	25,922,767.05
Total Offset Amount	0.00
Net Fee	$ 3,579.93
Offering Table N/A
Offset Table N/A	N/A